Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by pay versus performance rules adopted by the SEC on August 25, 2022 (“PVP Rules”) and in effect for the first time for this Proxy Statement, the below Pay Versus Performance table (“PVP Table”) provides information about compensation for this Proxy Statement’s NEOs, as well as NEOs from our 2022 and 2021 Proxy Statements (each of 2020, 2021, and 2022, a “Covered Year”). The PVP Table also provides information about the results for certain financial performance measures during those same Covered Years. In reviewing this information, there are a few important things to consider:

●	The information in columns (b) and (d) comes directly from this and prior years’ Summary Compensation Tables, without adjustment;

●

As required by the PVP Rules, we describe the information in columns (c) and (e) as “compensation actually paid” (or “CAP”) to the applicable NEOs, but these CAP amounts do not entirely reflect compensation that our NEOs actually earned for their service in the Covered Years. Instead, CAP reflects a calculation involving a combination of realized pay (primarily for cash amounts) and realizable or accrued pay (primarily for pension benefits and equity awards); and

●

As required by the PVP Rules, we provide information about our total shareholder return (“TSR”) results, PVP Peer Group (as defined below) TSR results and U.S. GAAP net income results (the “External Measures”) during the Covered Years in the PVP Table, but we did not actually base any compensation decisions for the NEOs on, or link any NEO pay to, these particular External Measures because the External Measures were not metrics used in our incentive plans during the Covered Years.

Due to the use of the broadcast cash flow performance measure in our long-term incentive plan, the Company has determined that, pursuant to the PVP Rules, broadcast cash flow should be designated as the “Company-Selected Measure” because we believe it is the most important financial measure that we used to link 2022 NEO pay to our performance.

	PAY VERSUS PERFORMANCE(1)
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compen- sation Table (“SCT”) Total for PEO (b)	Compen- sation Actually Paid to PEO (c)(2)	Average Summary Compen-sation Table Total for Non-PEO NEOs (d)	Average Compen- sation Actually Paid to Non- PEO NEOs (e)(2)	Total Share-holder Return (common stock)(f)(3)	Total Share- holder Return (Class A common stock) (g)(3)	Peer Group Total Share-holder Return (g)(3)	Net Income (in millions) (h)(4)	Broadcast Cash Flow (in millions) (i)(5)
2022	$7,922,375	$3,220,847	$3,916,637	$1,760,666	$54	$57	$90	$455	$1,440
2021	$11,515,178	$12,918,893	$7,196,056	$7,431,919	$95	$94	$108	$90	$813
2020	$6,508,173	$4,268,948	$3,202,197	$2,466,542	$83	$84	$88	$410	$999

(1)

Mr. Howell was our principal executive officer (“PEO”) for the full year for each of 2022, 2021 and 2020. For the full year for each of 2022, 2021 and 2020, our non-PEO NEOs were Messrs. LaPlatney, Ryan, Latek and Smith.

PEO Total Compensation Amount	$ 7,922,375	$ 11,515,178	$ 6,508,173
PEO Actually Paid Compensation Amount	$ 3,220,847	12,918,893	4,268,948
Adjustment To PEO Compensation, Footnote [Text Block]

(2)

For each of 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the CAP to our PEO and the average CAP to our non-PEO NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) or column (d) (as applicable) for such Covered Year the following amounts:

Item and Value Added (Deducted)	2022	2021	2020
For Mr. Howell:
- change in actuarial present value of pension benefits	—	—	$(76,616)
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	$(4,387,504)	$(8,314,610)	$(3,314,594)
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of outstanding equity awards granted in Covered Year	$2,328,456	$8,242,453	$2,787,462
+/- change in fair value of outstanding equity awards granted in prior years	$(3,475,665)	$457,328	$(1,489,133)
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	$601,138	$849,328	$(146,344)
- prior year-end fair value of prior year equity awards forfeited in Covered Year	—	—	—
+ includable dividends/earnings on equity awards during Covered Year	$232,046	$169,216	—

Non-PEO NEO Average Total Compensation Amount	$ 3,916,637	7,196,056	3,202,197
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,760,666	7,431,919	2,466,542
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
For Non-PEO NEOs (Average):
- change in actuarial present value of pension benefits	—	—	$(56,267)
+ service cost of pension benefits	—	—	—
+ prior service cost of pension benefits	—	—	—
- SCT “Stock Awards” column value	$(1,748,745)	$(3,347,727)	$(1,347,725)
- SCT “Option Awards” column value	—	—	—
+ year-end fair value of outstanding equity awards granted in Covered Year	$883,053	$3,382,077	$1,111,609
+/- change in fair value of outstanding equity awards granted in prior years	$(1,378,110)	$172,721	$(370,441)
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	$7,596	$(26,998)	$(72,832)
- prior year-end fair value of prior year equity awards forfeited in Covered Year	—	—	—
+ includable dividends/earnings on equity awards during Covered Year	$80,236	$55,791	—

(3)

For each Covered Year, our TSR and the PVP Peer Group TSR was calculated based on the cumulative total shareholder return on the applicable stock, based on a deemed fixed investment of $100 at market close on December 31, 2019, and assuming dividend reinvestment. For purposes of this pay versus performance disclosure, our PVP peer group is the The New York Stock Exchange Television Broadcasting Stations Index (the “PVP Peer Group”). Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net income is calculated in accordance with GAAP.

(5)

Broadcast cash flow is defined as net income plus loss from early extinguishment of debt, non-cash corporate and administrative expenses, broadcast non-cash stock based compensation, depreciation and amortization (including amortization of intangible assets and program broadcast rights), any loss on disposal of assets, any miscellaneous expense, interest expense, any income tax expense, non-cash 401(k) expense less any gain on disposal of assets, any miscellaneous income, any income tax benefits and payments for program broadcast obligations.

The following charts provide, across the Covered Years, (1) a comparison between our cumulative total shareholder return and the cumulative total shareholder return of the PVP Peer Group, and (2) illustrations of the relationships between (A) the CAP to the PEO and the average of the CAP to our non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

As the PVP Table and the charts below demonstrate, the CAP for our NEOs exhibited a significant increase in 2021 followed by a significant decrease in 2022. Two factors significantly contributed to these year-over-year changes in NEO CAP.  First, we made transaction completion awards to our NEOs in 2021, consisting of cash bonuses and restricted stock awards, in connection with our completion of a series of strategic transactions, including our acquisitions of Quincy Media, Inc. and Meredith Corporation’s Local Media Group.  These special awards contributed significantly to the increase in CAP for 2021.  Second, as illustrated in footnote (2) of the PVP Table, year-over-year changes in fair value of prior-year equity awards (due largely to stock price decreases or increases) also contributed to the decrease or increase in our NEOs’ CAP amounts for 2022 and 2021.  Partially as a result of these factors, although positive and negative CAP fluctuations during the Covered Years were broadly consistent with fluctuations with our TSR,  they did not track fluctuations in broadcast cash flow (a metric used in our annual non-equity incentive program).  Further, as discussed above, we did not base compensation decisions for the NEOs on, or link any NEO pay to, U.S. GAAP net income, because that measure was not used in our incentive programs during the Covered Years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List

The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our NEOs for fiscal 2022 to our performance:

Broadcast Cash Flow
Revenues (Net of Political + Acquired Stations)
Revenues (Political + Acquired Stations)

Total Shareholder Return Amount	$ 54	95	83
Peer Group Total Shareholder Return Amount	90	108	88
Net Income (Loss)	$ 455,000,000	$ 90,000,000	$ 410,000,000
Company Selected Measure Amount	1,440	813	999
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Broadcast Cash Flow
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenues (Net of Political + Acquired Stations)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenues (Political + Acquired Stations)
PEO change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (76,616)
PEO service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO prior service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,387,504)	(8,314,610)	(3,314,594)
PEO SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO year-end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,328,456	8,242,453	2,787,462
PEO change in fair value of outstanding equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,475,665)	457,328	(1,489,133)
PEO vesting date fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO change in fair value of prior-year equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	601,138	849,328	(146,344)
PEO prior year-end fair value of prior year equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO includable dividends earnings on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,046	169,216	0
NEO change in actuarial present value of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(56,267)
NEO service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO prior service cost of pension benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,748,745)	(3,347,727)	(1,347,725)
NEO SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO year-end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	883,053	3,382,077	1,111,609
NEO change in fair value of outstanding equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,378,110)	172,721	(370,441)
NEO vesting date fair value of equity awards granted and vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO change in fair value of prior-year equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,596	(26,998)	(72,832)
NEO prior year-end fair value of prior year equity awards forfeited in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO includable dividends earnings on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 80,236	$ 55,791	$ 0